Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Cash					$ 25,671
Accounts receivable, net					1,530
Prepaid expenses and other current assets					74,492
Property and equipment, net					176,866
Operating lease right-of-use asset, net					586,310
Goodwill					7,818,805
Intangible assets, net					7,457,961
Deposits and other assets					48,615
Total assets of discontinued operations					16,190,250
Accounts payable and accrued liabilities					339,074
Deferred revenue					166,517
Notes payable, net of debt discount and issuance costs					419,056
Operating lease payable					567,423
Total liabilities of discontinued operations					1,492,070
Loss from discontinued operations		$ (89,410)	$ (1,379,339)	$ (426,993)	$ 4,234,525
Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Net Revenue	136,131	323,429	806,713
Cost of Revenue	(121,073)	(333,201)	(509,101)
Gross Margin	15,058	(9,772)	297,612
General and Administrative	154,564	280,656	520,057
Compensation	154,637	165,882	403,153
Marketing	395	10,189	22,986
Interest expense	6,654		18,976
Other income, net			(240,567)
Loss from discontinued operations	(301,192)	(466,499)	(426,993)
Net loss on disposition of business		(912,840)	(912,840)
Loss from discontinued operations	$ (301,192)	$ (1,379,339)	$ (426,993)